Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2021
Employee Benefits [Abstract]
Disclosure of Permanent Employees and Aggregate Earnings of Employees

	2021	2020
Number of permanent employees as at 30 June:
South African operations	36 860	31 504
International operations[1]	1 599	1 589
Total number of permanent employees	38 459	33 093

	SA Rand
Figures in million	2021	2020
Aggregate earnings
The aggregate earnings of employees including executive directors were:
Salaries and wages and other benefits (excluding share-based payments)	14 079	10 540
Retirement benefit costs	929	842
Medical aid contributions	316	276
Total aggregated earnings[2]	15 324	11 658
[1]The Wafi-Golpu joint operation's employees included in the total is 59 (2020: 81).
[2]These amounts have been included in cost of sales, corporate expenditure and capital expenditure.